101 Park Avenue                                    Morgan, Lewis
New York, NY                                       & Bockius LLP
Tel.: 212.309.6000                                 Counselors at Law
Fax:  212.309.6001





October 1, 2012

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         The Advisors' Inner Circle Fund II (File Nos.033-50718 and
            811-07102)
            -----------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectus and Statement of Additional Information dated September 26, 2012 for the Trust's Diversified Income Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 137, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-12-000493) and became effective on September 26, 2012.

Please do not hesitate to contact the undersigned at 212.309.6312 should you have any questions.


Very  truly  yours,


/s/ Ryan F. Helmrich
--------------------
Ryan F. Helmrich, Esq.